INTANGIBLE ASSETS - Goodwill by cash generating units (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Goodwill
Goodwill	$ 3,639,937	$ 3,632,645
Supervielle Seguros S.A. [member]
Goodwill
Goodwill	9,686	9,686
Cordial Compania Financiera S.A.
Goodwill
Goodwill	243,971	243,971
Banco Regional de Cuyo S.A. [member]
Goodwill
Goodwill	50,784	50,784
Invertir Online.Com Argentina S.A.U. [member]
Goodwill
Goodwill	1,846,042	1,846,042
Micro Lending S.A.U. [member]
Goodwill
Goodwill	1,453,519	1,453,519
Others [member]
Goodwill
Goodwill	$ 35,935	$ 28,643